Summary of Activities Regarding Convertible Bond Plan (Detail) (Convertible Bonds Plan, JPY ¥)	12 Months Ended
Mar. 31, 2012
Convertible Bonds Plan
Number of shares
Outstanding at beginning of the fiscal year	548,500
Expired	(548,500)
Outstanding at end of the fiscal year
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 6,931
Expired	¥ 6,931
Outstanding at end of the fiscal year